Consolidated statements of profit or loss - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated statements of profit or loss
Revenue	¥ 7,632,467	¥ 16,994,025	¥ 11,473,208	¥ 10,085,649
Cost of sales	(4,391,428)	(9,356,965)	(7,030,156)	(7,015,888)
Gross profit	3,241,039	7,637,060	4,443,052	3,069,761
Other income	18,993	21,595	17,935	25,931
Selling and distribution expenses	(1,363,114)	(3,519,534)	(1,716,093)	(1,442,339)
General and administrative expenses	(357,689)	(931,651)	(633,613)	(816,225)
Other net income	21,105	114,696	114,106	87,308
(credit loss)/reversal of credit loss on trade and other receivables	(2,080)	2,469	1,072	(28,924)
Impairment loss on non-current assets	(4,547)	(8,846)	(3,448)	(13,485)
Operating profit	1,553,707	3,315,789	2,223,011	882,027
Finance income	123,969	118,672	145,225	66,344
Finance costs	(25,202)	(92,915)	(34,622)	(33,396)
Net finance income	98,767	25,757	110,603	32,948
Share of (loss)/profit of equity-accounted investees, net of tax	268	5,986		(8,162)
Profit before taxation	1,652,742	3,347,532	2,333,614	906,813
Income tax expense	(396,665)	(712,104)	(551,785)	(267,070)
Profit for the year/period	1,256,077	2,635,428	1,781,829	639,743
Attributable to:
Equity shareholders of the Company	1,248,405	2,617,560	1,768,926	638,170
Non-controlling interests	7,672	17,868	12,903	1,573
Profit for the year/period	¥ 1,256,077	¥ 2,635,428	¥ 1,781,829	¥ 639,743
Earnings per share
Basic earnings per share (RMB)	¥ 1	¥ 2.11	¥ 1.42	¥ 0.53
Diluted earnings per share (RMB)	¥ 1	¥ 2.1	¥ 1.41	¥ 0.52